Finacial Liabilities at Fair Market Value (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2024	Jun. 30, 2025	Dec. 27, 2024
Finacial Liabilities at Fair Value [Line Items]
Financial liability fair value		$ 69		$ 69
Exercise price (in Dollars per share)	$ 1.28
Fair value of warrants		1,575	$ 886
Private Warrants [Member]
Finacial Liabilities at Fair Value [Line Items]
Fair value of warrants		$ 1,506	817
December 2024 Private Placement [Member]
Finacial Liabilities at Fair Value [Line Items]
Percentage of pay commission		4.00%
Financial liability fair value		$ 69
Financial Liability [Member]
Finacial Liabilities at Fair Value [Line Items]
Financial liability fair value		69	69
Fair value of warrants		$ 69	$ 69
Ordinary Shares [Member]
Finacial Liabilities at Fair Value [Line Items]
Aggregate purchase (in Shares)	3,031,250